CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current Assets:
Cash and cash equivalents	$ 39,109	$ 31,567
Short-term bank deposits	4,000	5,913
Accounts receivable (net of allowance for doubtful debt of $609 and $607 at December 31, 2017 and 2018, respectively)	55,557	62,830
Prepaid expenses and other current assets	5,227	13,955
Total Current Assets	103,893	114,265
Property and equipment, net	15,649	17,476
Intangible assets, net	6,496	11,309
Goodwill	125,051	125,051
Deferred taxes	4,414	4,798
Other assets	943	1,128
Total Assets	256,446	274,027
Current Liabilities:
Accounts payable	38,208	39,180
Accrued expenses and other liabilities	17,240	17,784
Short-term loans and current maturities of long-term and convertible debt	16,059	13,989
Deferred revenues	3,794	5,271
Payment obligation related to acquisitions	1,813	5,146
Total Current Liabilities	77,114	81,370
Long-Term Liabilities:
Long-term debt, net of current maturities	16,667	30,026
Convertible debt, net of current maturities	7,726	16,693
Other long-term liabilities	6,158	7,606
Total Liabilities	107,665	135,695
Commitments and Contingencies
Shareholders' Equity:
Ordinary shares of ILS 0.03 par value - Authorized: 40,000,000 and 43,333,333 shares at December 31, 2017 and 2018, respectively; Issued: 25,965,360 and 25,965,527 shares at December 31, 2017 and 2018, respectively; Outstanding: 25,850,021 and 25,850,188 shares at December 31, 2017 and 2018, respectively	211	211
Additional paid-in capital	239,693	236,975
Treasury shares at cost (115,339 shares at December 31, 2017 and 2018)	(1,002)	(1,002)
Accumulated other comprehensive income	142	532
Accumulated deficit	(90,263)	(98,384)
Total Shareholders' Equity	148,781	138,332
Total Liabilities and Shareholders' Equity	$ 256,446	$ 274,027